Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 19, 2012
Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001364089
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 19, 2012
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2016 High Yield Corporate Bond ETF | Guggenheim BulletShares 2016 High Yield Corporate Bond ETF

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJG
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2017 High Yield Corporate Bond ETF | Guggenheim BulletShares 2017 High Yield Corporate Bond ETF

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJH
Guggenheim BulletShares 2018 High Yield Corporate Bond ETF (Prospectus Summary) | Guggenheim BulletShares 2018 High Yield Corporate Bond ETF | Guggenheim BulletShares 2018 High Yield Corporate Bond ETF

Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BSJI